Real Estate Acquired Through Foreclosure and Other Repossessed Assets	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Real Estate Acquired Through Foreclosure Disclosure [Text Block]
(4)	Real Estate Acquired Through Foreclosure and Other Repossessed Assets

At June 30, 2012 and 2011, the Company had real estate acquired through foreclosure and other repossessed assets of $1,418,000 and $1,689,000, respectively. Operating expenses, net of rental income was $246,000 and $308,000 for the years ended June 30, 2012 and June 30, 2011, respectively.

Real estate acquired through foreclosure is presented net of allowance for losses. An analysis of the allowance for losses on real estate acquired through foreclosure is as follows:

	Years Ended June 30,
(in thousands)	2012	2011
Balance at beginning of year	$159	$19
Provision for losses	147	159
Charge-offs	(181)	(19)
Balance at end of year	$125	$159

Expenses applicable to real estate acquired through foreclosure include the following:
	Years Ended June 30,
(in thousands)	2012	2011
Provision for losses	$147	$159
Gain on sale of real estate acquired through foreclosure	(181)	(107)
Operating expenses, net of rental income	246	308
Total	$212	$360